As filed with the Securities and Exchange Commission on May 18, 2011

1933 Act File No. 002-98409
1940 Act File No. 811-04325

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 46	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 46	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS LIFE SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

110 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000

Mary Carty, Esq.
First Investors Life Series Funds
110 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 45 to the Registrant’s registration statement on April 28, 2011.

1

SIGNATURES

Pursuant to the requirements of the Securities  Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused  this Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of New York, and the State of New York, on the 18th day of May 2011.

FIRST INVESTORS LIFE SERIES FUNDS

By:	/s/ Christopher H. Pinkerton
Christopher H. Pinkerton
President and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 46 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Christopher H. Pinkerton	President and Trustee	May 18, 2011
Christopher H. Pinkerton

/s/ Joseph I. Benedek	Treasurer	May 18, 2011
Joseph I. Benedek

/s/ Charles R. Barton, III	Trustee	May 18, 2011
Charles R. Barton, III*

/s/ Stefan L. Geiringer	Trustee	May 18, 2011
Stefan L. Geiringer*

/s/ Robert M. Grohol	Chairman of the Board	May 18, 2011
Robert M. Grohol*	And Trustee

/s/ Arthur M. Scutro, Jr.	Trustee	May 18, 2011
Arthur M. Scutro, Jr.*

/s/ Mark R. Ward	Trustee	May 18, 2011
Mark R. Ward*

*  By:  /s/ Mary Carty
Mary Carty
(Attorney-in-Fact)

Exhibit Index

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

POWER OF ATTORNEY

FIRST INVESTORS LIFE SERIES FUNDS

FIRST INVESTORS LIFE SERIES FUNDS, a Delaware business trust (the “Fund”), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Larry R. Lavoie, Mary Carty and Carol Lerner Brown (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Fund’s registration statement on Form N-1A and any and all amendments to such registration statement of the Fund, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of the shares of beneficial interest of the Fund, such registration statement and any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Fund and the undersigned officers and trustees itself/themselves might or could do.

FIRST INVESTORS LIFE SERIES FUNDS has caused this power of attorney to be executed in its name by its President, and attested by its Chief Compliance Officer, and the undersigned officers and trustees have hereunto set their hands on this 20th day of January 2011.

FIRST INVESTORS LIFE SERIES FUNDS

By:	/s/ Christopher H. Pinkerton
Christopher H. Pinkerton
President

ATTEST:
/s/ Marc Milgram
Marc Milgram
Chief Compliance Officer of the Fund

[Signatures Continued on Next Page]

Signature	Title

/s/ Charles R. Barton III	Trustee
Charles R. Barton III

/s/ Stefan L. Geiringer	Trustee
Stefan L. Geiringer

/s/ Robert M. Grohol	Trustee
Robert M. Grohol

/s/ Christopher H. Pinkerton	Trustee and President
Christopher H. Pinkerton

/s/ Arthur M. Scutro, Jr.	Trustee
Arthur M. Scutro, Jr.

/s/ Mark R. Ward	Trustee
Mark R. Ward